Acquisitions (Schedule of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 04, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 2,570		$ 116
MarkWest [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 12
Receivables		164
Inventories		33
Other current assets		44
Equity method investments		2,457
Property, plant and equipment		8,474
Intangibles		468
Other noncurrent assets		5
Total assets acquired		11,657
Accounts payable		322
Accrued liabilities		13
Accrued taxes		21
Other current liabilities		44
Long-term debt		4,567
Deferred income taxes		374
Deferred credits and other liabilities		151
Noncontrolling interest		13
Total liabilities and noncontrolling interest assumed		5,505
Net assets acquired excluding goodwill		6,152
Goodwill		2,454
Net assets acquired		$ 8,606